Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units
A summary of the Company’s outstanding restricted shares, phantom share units, and restricted stock units as of and for the twelve months ended December 31, 2024, 2023, and 2022 are presented below:

	Restricted shares		Phantom share units		Restricted stock units		Stock options
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of units	W.A. grant date FV	Number of options	W.A. grant date FV
December 31, 2021	63,926	$10.82	487,001	$12.76	2,466,728	$9.10	2,000,000	$2.54
Granted	5,556,610	14.20	—	—	336,313	14.45	—	—
Vested and exercised	(5,563,926)	14.16	(32,001)	16.37	(1,077,081)	9.41	—	—
Cancelled	—	—	—	—	(73,336)	13.65	—	—
December 31, 2022	56,610	$14.25	455,000	$12.51	1,652,624	$6.16	2,000,000	$2.54
Granted	—	—	—	—	—	—	—	—
Vested and exercised	(56,610)	14.25	—	—	(500,000)	8.61	—	—
Cancelled	—	—	(455,000)	12.55	(552,624)	13.57	(2,000,000)	2.54
December 31, 2023	—	$—	—	$—	600,000	$7.25	—	$—
Granted	—	—	—	—	—	—	—	—
Vested and exercised	—	—	—	—	(300,000)	7.25	—	—
Cancelled	—	—	—	—	—	—	—	—
December 31, 2024	—	$—	—	$—	300,000	$7.25	—	$—
Outstanding, December 31, 2024	—	$—	—	$—	—	$—	—	$—